GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Major Customers) (Details) - Sales [Member] - Customer Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue, Major Customer [Line Items]
Concentration risk, threshold percentage	13.00%	14.00%
Network intelligence solutions [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	62.00%	60.00%
Security Solutions [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	38.00%	40.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	13.00%	14.00%